RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Dues from a related party	$ 291,000	$ 0
Due to the related parties	2,584,039	1,946,627
Jue Wang [Member]
Dues from a related party	$ 291,000	0
Nature of relationships with related parties	Shareholder of Bomie Wookoo Inc.
Minzhu Xu [Member]
Due to the related parties	$ 2,402,678	1,777,512
Nature of relationships with related parties	Chairperson of the Board
Shunqi Du [Member]
Due to the related parties	$ 82,892	70,646
Nature of relationships with related parties	Legal representative of Paranovus Hainan
Shuang Wu [Member]
Due to the related parties	$ 98,469	$ 98,469
Nature of relationships with related parties	Former CEO of Bomie Wookoo Inc.